Performance B.4.1. Share-based compensation - Narrative (Details) - plan	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans			2
Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Deferred share plans | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	30.00%	16.50%
Deferred share plans | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	16.50%
Deferred share plans | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	40.00%	67.00%
2017 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2017 Performance Plan | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2017 Performance Plan | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2017 Performance Plan | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
2018 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2018 Performance Plan | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2018 Performance Plan | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2018 Performance Plan | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Performance Share Plan 2016 And 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Fulfillment expectation	100.00%
Performance Share Plan 2016 And 2017 | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Performance Share Plan 2016 And 2017 | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Performance Share Plan 2016 And 2017 | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%